Statement of Financial Position (USD $)	Jan. 31, 2012	Jan. 31, 2011
Current assets:
Cash and cash equivalents	$ 155,869	$ 1,100,315
Prepaid expenses and supplies	14,151	8,060
Total current assets	170,020	1,108,375
Property and equipment, net	129,510	163,151
Certificates of deposit	3,000	3,000
Total assets	302,530	1,274,526
Current liabilities:
Current portion of long-term debt	4,631	3,763
Convertible promissory note	3,730,174	3,000,000
Accounts payable and accrued liabilities	12,470	40,315
Accrued wages to related party	183,367	93,700
Accrued interest	526,971	164,383
Total current liabilities	4,457,613	3,302,161
Long-term debt, net of current portion	17,393	22,024
Warrant liability	53,948	0
Total liabilities	4,528,954	3,324,185
Stockholders' equity (deficit)
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 635,899,389 and 602,411,882 shares issued and outstanding	6,359	6,024
Additional paid-in capital	45,998,478	45,714,119
Deficit accumulated during the exploration stage	(50,231,261)	(47,769,802)
Total stockholders' equity (deficit)	(4,226,424)	(2,049,659)
Total liabilities and stockholders' equity (deficit)	$ 302,530	$ 1,274,526